Goldman Sachs MarketBeta Intl Equity ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goldman Sachs MarketBeta Intl Equity ETF | Goldman Sachs MarketBeta Intl Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	3.92%	17.81%	(14.53%)	11.09%